Risk Management and Financial Instruments - Schedule of Statement of Income (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Statement of Income [Line Items]
Cost of sales before hedge accounting adoption	$ (2,042,810)	$ (1,696,193)
Derivatives operating income (loss)	(823)	(363)
Cost of sales with hedge accounting	(2,043,633)	(1,696,556)
Financial income (expense), net excluding derivatives	(15,276)	45,325
Derivatives financial income (expense), net	(33,627)	(63)
Financial income (expense), net	(48,903)	45,262
Commodities [Member]
Schedule of Statement of Income [Line Items]
Derivatives operating income (loss)	(823)	(363)
Derivatives financial income (expense), net	(18,007)	(63)
Currency [Member]
Schedule of Statement of Income [Line Items]
Derivatives financial income (expense), net	$ (15,620)